Equity (Details)			12 Months Ended
	Jan. 01, 2025 shares	Jul. 14, 2022	Jul. 31, 2026 USD ($) $ / shares shares	Jul. 31, 2026 CAD ($) $ / shares shares	Jul. 31, 2025 USD ($) shares	Jul. 31, 2025 CAD ($) shares	Jul. 31, 2026 CAD ($) $ / shares shares
Equity [Line Items]
Common stock, shares issued			8,792,553		7,134,895		8,792,553
Common stock, shares outstanding			8,792,553		7,134,895		8,792,553
Gross proceeds from issuance of common shares | $			$ 846,067
Cash finder’s fee | $			282,146
Proceeds from stock options exercised			$ 173,772	$ 239,500
Common stock, shares authorized			Unlimited	Unlimited	Unlimited	Unlimited
Share capital | $
Remaining balance | $			$ 91,804
Bonus shares	414,383
Number outstanding, Issued			433,032	433,032
Number outstanding, expired			571,300	571,300
Stock option, term		10 years
incentive plan, percent		20.00%
2025 Convertible Notes [Member]
Equity [Line Items]
Convertible notes converted into units			27,125	27,125
Interest			$ 1,529	$ 2,126
Principal value			17,939	25,000
Share capital			9,777				$ 13,612
Warrants			$ 9,116	$ 12,710
Number of common shares			1	1
Number of warrant			1	1
Exercise price | $ / shares			$ 1
Risk-free interest rate			2.71%	2.71%
Expected life			3 years	3 years
Expected volatility			135.00%	135.00%
Expected dividend yield			0.00%	0.00%
2024 Convertible Notes [Member]
Equity [Line Items]
Convertible notes converted into units			405,907	405,907
Interest			$ 30,551	$ 42,000
Principal value			$ 145,482	$ 200,000
Number of common shares			1	1
Number of warrant			1	1
Exercise price | $ / shares							$ 0.75
Risk-free interest rate			2.91%	2.91%
Expected life			3 years	3 years
Expected volatility			128.00%	128.00%
Expected dividend yield			0.00%	0.00%
Conversion of the interest number of common shares			1	1
Conversion of the interest number of warrant shares			1	1
Conversion of the interest of exercise price | $ / shares				$ 7.29
Stock Option [Member]
Equity [Line Items]
Common stock, shares issued			479,000				479,000
Reclassification of grant-date fair value on exercise of stock options | $				$ (164,723)
Stock-based compensation | $
Number outstanding, Issued
Number outstanding, expired
Reserves [Member]
Equity [Line Items]
Common stock, shares issued			538,000				538,000
Reclassification of grant-date fair value on exercise of stock options | $			$ (121,498)
Reclassification of grant-date fair value on issue of shares for the restricted shares units | $			(343,014)
Warrants			83,237	$ 115,062
Stock-based compensation | $					323,706
Reserves [Member] | Stock Option [Member]
Equity [Line Items]
Number of stock options were exercised			479,000	479,000
Common Shares [Member]
Equity [Line Items]
Remaining balance | $			$ 126,938
Bonus Shares [Member]
Equity [Line Items]
Common stock, shares issued	920,147
Stock-based compensation					$ 828,132	$ 1,173,187
Restricted Stock Units (RSUs) [Member]
Equity [Line Items]
Common stock, shares issued			170,000		708,000		170,000
Common stock, shares outstanding			170,000		708,000		170,000
Reclassification of grant-date fair value on issue of shares for the restricted shares units | $				$ (468,450)
Stock-based compensation					$ 323,706	$ 441,951
Number of shares vested			170,000	170,000	543,000	543,000
Restricted Stock Units (RSUs) [Member] | Reserves [Member]
Equity [Line Items]
Reclassification of grant-date fair value on issue of shares for the restricted shares units | $			$ (343,014)
Non-Brokered Private Placement [Member]
Equity [Line Items]
Common stock, shares issued			207,625				207,625
Common stock, par value | (per share)			$ 4.56				$ 6.3
Gross proceeds from issuance of common shares			$ 946,092	$ 1,308,038
Private Placement [Member]
Equity [Line Items]
Cash finder’s fee			94,609				$ 130,804
Incurred additional share issuance costs			$ 5,416	$ 7,540
Warrant [Member]
Equity [Line Items]
Number outstanding, Issued
Number outstanding, expired